Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Prudential Government Money Market Fund, Inc.
Entity Central Index Key	0000067590
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
PGIM Core Government Money Market Fund
Shareholder Report [Line Items]
Fund Name	PGIM Core Government Money Market Fund
Class Name	PGIM Core Government Money Market Fund
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the shares of PGIM Core Government Money Market Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Core Government Money Market Fund	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Net Assets	$ 6,449,747,641
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 6,449,747,641
Number of fund holdings	85
Total advisory fees paid for the year	$ 0

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Security Allocation	% of Net Assets
U.S. Government Agency Obligations	37.7%
U.S. Treasury Obligations	32.8%
Repurchase Agreements	29.4%
99.9%
Other assets in excess of liabilities	0.1%
100.0%

PGIM GOVERNMENT MONEY MARKET FUND - CLASS A
Shareholder Report [Line Items]
Fund Name	PGIM Government Money Market Fund
Class Name	Class A
Trading Symbol	PBMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class A shares of PGIM Government Money Market Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class A	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Material Change Date	Aug. 01, 2025
Net Assets	$ 316,133,469
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 1,039,780
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 316,133,469
Number of fund holdings	87
Total advisory fees paid for the year	$ 1,039,780

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Security Allocation	% of Net Assets
U.S. Government Agency Obligations	42.3%
U.S. Treasury Obligations	31.5%
Repurchase Agreements	25.8%
99.6%
Other assets in excess of liabilities	0.4%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2025:
■
Effective July 1, 2026, the management fee schedule was amended such that management fees were reduced, as follows: 0.30% of average daily net assets up to $50 million; 0.25% of average daily net assets from $50 million to $300 million; 0.20% of average daily net assets over $300 million. Prior to July 1, 2026, the management fee was 0.50% to $50 million of average daily net assets; 0.30% over $50 million of average daily net assets.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at pgim.com/mutual-fund-documents or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM GOVERNMENT MONEY MARKET FUND - CLASS C
Shareholder Report [Line Items]
Fund Name	PGIM Government Money Market Fund
Class Name	Class C
Trading Symbol	MJCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class C shares of PGIM Government Money Market Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class C	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Material Change Date	Aug. 01, 2025
Net Assets	$ 316,133,469
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 1,039,780
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 316,133,469
Number of fund holdings	87
Total advisory fees paid for the year	$ 1,039,780

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Security Allocation	% of Net Assets
U.S. Government Agency Obligations	42.3%
U.S. Treasury Obligations	31.5%
Repurchase Agreements	25.8%
99.6%
Other assets in excess of liabilities	0.4%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2025:
■
Effective July 1, 2026, the management fee schedule was amended such that management fees were reduced, as follows: 0.30% of average daily net assets up to $50 million; 0.25% of average daily net assets from $50 million to $300 million; 0.20% of average daily net assets over $300 million. Prior to July 1, 2026, the management fee was 0.50% to $50 million of average daily net assets; 0.30% over $50 million of average daily net assets.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at pgim.com/mutual-fund-documents or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/mutual-fund-documents
PGIM GOVERNMENT MONEY MARKET FUND - CLASS Z
Shareholder Report [Line Items]
Fund Name	PGIM Government Money Market Fund
Class Name	Class Z
Trading Symbol	PMZXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Class Z shares of PGIM Government Money Market Fund (the “Fund”) for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at pgim.com/mutual-fund-documents. You can also request this information by contacting us at (800) 225-1852 or (973) 367-3529 from outside the U.S.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1852 or (973) 367-3529
Additional Information Website	pgim.com/mutual-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PGIM Government Money Market Fund—Class Z	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Material Change Date	Aug. 01, 2025
Net Assets	$ 316,133,469
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 1,039,780
Additional Fund Statistics [Text Block]	WHAT ARE SOME KEY FUND STATISTICS AS OF 7/31/2026?
Fund’s net assets	$ 316,133,469
Number of fund holdings	87
Total advisory fees paid for the year	$ 1,039,780

Holdings [Text Block]
WHAT ARE SOME CHARACTERISTICS OF THE FUND’S HOLDINGS AS OF 7/31/2026?
Security Allocation	% of Net Assets
U.S. Government Agency Obligations	42.3%
U.S. Treasury Obligations	31.5%
Repurchase Agreements	25.8%
99.6%
Other assets in excess of liabilities	0.4%
100.0%

Material Fund Change [Text Block]
WERE THERE ANY SIGNIFICANT CHANGES TO THE FUND THIS YEAR?
The following is a summary of certain changes to the Fund since August 1, 2025:
■
Effective July 1, 2026, the management fee schedule was amended such that management fees were reduced, as follows: 0.30% of average daily net assets up to $50 million; 0.25% of average daily net assets from $50 million to $300 million; 0.20% of average daily net assets over $300 million. Prior to July 1, 2026, the management fee was 0.50% to $50 million of average daily net assets; 0.30% over $50 million of average daily net assets.
For more complete information, you should review the Fund’s next prospectus, which we expect to be available by September 30, 2026 at pgim.com/mutual-fund-documents or by request at (800) 225-1852.

Updated Prospectus Phone Number	(800) 225-1852
Updated Prospectus Web Address	pgim.com/mutual-fund-documents